Document and Entity Information	Mar. 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Description	On March 9, 2022, Acorda Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K to report, among other things, its financial performance for the fourth quarter and full year 2021 (the “Original 8-K”). This amendment is being filed by the Company solely for the purpose of updating the Original 8-K as further described below.
Amendment Flag	true
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	Acorda Therapeutics, Inc.
Entity Central Index Key	0001008848
Entity Emerging Growth Company	false
Entity File Number	001-31938
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3831168
Entity Address, Address Line One	420 Saw Mill River Road
Entity Address, City or Town	Ardsley
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10502
City Area Code	(914)
Local Phone Number	347-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock $0.001 par value per share
Trading Symbol	ACOR
Name of each exchange on which registered	NASDAQ